Offerings	Jul. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.10 par value
Amount Registered | shares	16,908,173
Proposed Maximum Offering Price per Unit	10.89
Maximum Aggregate Offering Price	$ 184,130,003.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,428.35
Offering Note	(1) The Maximum Aggregate Offering Price is estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Shares of Common Stock
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(2) No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.10 par value
Amount Registered | shares	91,827
Proposed Maximum Offering Price per Unit	10.89
Maximum Aggregate Offering Price	$ 999,996.03
Amount of Registration Fee	$ 138.10
Offering Note	(3) This Maximum Aggregate Offering Price was originally registered under Rule 457(o) and is now converted to Rule 457(a). (4) The Registrant previously paid $138.10 in connection with the filing of the Registrant's Registration Statement on Form N-2 (File No. 333-296185) with the Securities and Exchange Commission on May 22, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. See note (3) above.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Shares of Common Stock
Amount of Registration Fee	$ 0.00
Offering Note	(2) No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common stock, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.